Working capital - Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
30 June 2020	£ 476
Exchange differences	(31)
Provisions charged during the year	80
Provisions utilised during the year	(120)
Unwinding of discounts	7
30 June 2021	412	£ 476
Current liabilities	138	183
Non-current liabilities	274	293
Provisions	412	476
Thalidomide
Disclosure of other provisions [line items]
30 June 2020	199
Exchange differences	(1)
Provisions charged during the year	0
Provisions utilised during the year	(15)
Unwinding of discounts	7
30 June 2021	190	199
Current liabilities	15
Non-current liabilities	175
Provisions	190	199
Other
Disclosure of other provisions [line items]
30 June 2020	277
Exchange differences	(30)
Provisions charged during the year	80
Provisions utilised during the year	(105)
Unwinding of discounts	0
30 June 2021	222	277
Current liabilities	123
Non-current liabilities	99
Provisions	£ 222	£ 277